Document and Entity Information	6 Months Ended
Jun. 30, 2022
Document and Entity Information
Document Type	F-1
Entity Registrant Name	Freightos Ltd
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001927719
Amendment Flag	false